UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------

         This Amendment (Check only one.):   [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Harbour Group, LP
Address:   240 Greenwich Ave, 3rd Floor
           Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Clifton S. Robbins
Title:    Chief Executive Officer
Phone:    203.422.6565

Signature, Place, and Date of Signing:

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
/s/ Clifton S. Robbins                      GREENWICH, CONNECTICUT                  NOVEMBER 9, 2007
------------------------------------        ----------------------              --------------------------
          [Signature]                           [City, State]                             [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
                                                           -----------
Form 13F Information Table Entry Total:                          16
                                                           -----------
Form 13F Information Table Value Total:                     $906,864
                                                           -----------
                                                           (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                              Blue Harbour Group, LP
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2007

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY

                                                 FAIR MARKET   SHARES/
                                 TITLE OF  CUSIP    VALUE        PRN    SH/   PUT/      SHARED  SHARED OTHER
 ISSUER                           CLASS   NUMBER  (X 1000S)    AMOUNT   PRN   CALL SOLE DEFINED OTHER MANAGERS SOLE SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
 Advance Auto Parts Inc           COM   00751Y106   $42,578   1,268,700  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 American Reprographics Co        COM   029263100   $22,183   1,185,007  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 CSK Auto Corp                    COM   125965103   $40,354   3,789,100  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 ChoicePoint Inc                  COM   170388102   $49,955   1,317,388  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Community Health Systems Inc     COM   203668108   $103,961  3,306,660  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Copart Inc                       COM   217204106   $67,017   1,948,733  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Domino's Pizza Inc               COM   25754A201   $79,497   4,791,842  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Equifax Inc                      COM   294429105   $70,376   1,846,180  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Invitrogen Corp                  COM   46185R100   $109,138  1,335,350  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Journal Communications Inc      CL A   481130102   $3,729      393,400  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Neenah Paper Inc                 COM   640079109   $8,438      254,988  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 OGE Energy Corp                  COM   670837103   $13,452     406,392  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 Oneok Inc                        COM   682680103   $193,757  4,087,693  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 School Specialty Inc             COM   807863105   $36,068   1,041,536  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 TETRA Technologies Inc           COM   88162F105   $58,766   2,779,854  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
 WESCO International Inc          COM   95082P105   $7,595      176,880  SH   SOLE                               X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                    $906,864
-----------------------------------------------------------------------------------------------------------------------------------


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